Financial Information By Industry Segment And Geographic Area (Information By Industry Segment, Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Assets		$ 33,093	$ 30,271
Operating Segments [Member] | Industrial Packaging
Segment Reporting Information [Line Items]
Assets		14,485	14,415
Operating Segments [Member] | Global Cellulose Fibers
Segment Reporting Information [Line Items]
Assets		3,845	1,021
Operating Segments [Member] | Printing Papers
Segment Reporting Information [Line Items]
Assets		3,965	3,724
Operating Segments [Member] | Consumer Packaging
Segment Reporting Information [Line Items]
Assets		1,739	2,120
Corporate and other (b) | Corporate and other (b)
Segment Reporting Information [Line Items]
Assets	[1]	$ 9,059	$ 8,991

[1]	Includes corporate assets and assets of businesses held for sale.